(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (7,485)	$ (3,512)	$ (10,163)	$ (9,553)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	17,039	13,344	15,719	12,966
Basic and diluted (loss) per share	$ (0.44)	$ (0.26)	$ (0.65)	$ (0.74)